F. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

At December 31, 2013 and 2012, intangible assets consisted of the following:

	2013
	Gross Amount	Accumulated amortization	Intangible assets, net
	(in thousands)
Patents	$1,632	$(784)	$848
Trademarks	10	(7)	3
Total tangible assets	1,642	(791)	851

	2012
	Gross Amount	Accumulated amortization	Intangible assets, net
	(in thousands)
Patents	$1,509	$(718)	$791
Trademarks	10	(6)	4
Total tangible assets	1,519	(724)	795

For the years ended December 31, 2013, 2012 and 2011, amortization expense for intangible assets, included in general and administrative expenses on the income statement, was $68,000 $60,000 and $46,000, respectively. The remaining weighted average amortization period for intangible assets is approximately 12 years.

At December 31, 2013, approximate amortization expense for intangible assets was as follows (in thousands):

2014	$68
2015	68
2016	68
2017	68
2018	68
Thereafter	511
$851